Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Other Changes in Operating Assets and Liabilities

Other changes in certain operating assets and liabilities (excluding amounts for acquisitions) consist of:

	Fiscal Year Ended
	December 31, 2016	January 2, 2016	January 3, 2015
	52 Weeks	52 Weeks	53 Weeks
Accounts receivable	4,008	18,945	(4,841)
Inventories	20,956	14,298	(25,006)
Prepaid expenses and other current assets	(620)	4,509	4,555
Accounts payable and accrued liabilities	2,526	(16,573)	7,051

Total	26,870	21,179	(18,241)

Amounts Related to Debt Refinancing

Amounts related to debt refinancing consist of:

Non-cash write-off of deferred loan fees and original issue discount related to debt extinguishments	$12,084
Prepayment premium on term loans	(2,518)
Original issue discount – retirement of term loans	(14,230)

Balance at December 31, 2016	$(4,664)

Information Regarding Supplemental Cash Flow Disclosures

Information regarding supplemental cash flow disclosures is presented in the table below:

	Fiscal Year Ended
	December 31, 2016	January 2, 2016	January 3, 2015
	52 Weeks	52 Weeks	53 Weeks
Cash paid (received) during the period for:
Interest, net	$89,519	$94,928	$94,681
Income taxes, net	1,830	1,850	(59)
Significant non-cash transactions:
Liabilities under tax receivable agreement (primarily due to related parties)	254,155	—	—
Accounts payable for construction in progress	3,325	1,982	1,358
Insurance premiums financed	—	3,266	4,288
Capital leases	—	305	839
Common stock surrendered to retire stockholder notes receivable	476	—	—